Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	70 Months Ended
	Nov. 12, 2018	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000201187
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic US Equity Fund, Class I Shares
C000201184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic International Equity Fund, Class I Shares
C000201182
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic Global Equity Fund, Class I Shares
C000201186
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares
C000201188
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares
C000201185
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares
C000201183
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares
C000201181
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic Alternatives Fund, Class I Shares
Without Sales Load [Member] | C000201187
Average Annual Return [Line Items]
Average Annual Return, Percent		26.27%	13.02%	12.29%
Without Sales Load [Member] | C000201184
Average Annual Return [Line Items]
Average Annual Return, Percent		17.37%	7.17%	6.68%
Without Sales Load [Member] | C000201182
Average Annual Return [Line Items]
Average Annual Return, Percent		22.57%	10.62%	10.00%
Without Sales Load [Member] | C000201186
Average Annual Return [Line Items]
Average Annual Return, Percent		21.08%	10.64%	10.05%
Without Sales Load [Member] | C000201188
Average Annual Return [Line Items]
Average Annual Return, Percent		6.79%	0.34%	1.59%
Without Sales Load [Member] | C000201185
Average Annual Return [Line Items]
Average Annual Return, Percent		3.87%	0.61%	1.05%
Without Sales Load [Member] | C000201183
Average Annual Return [Line Items]
Average Annual Return, Percent		6.97%	(0.55%)	1.26%
Without Sales Load [Member] | C000201181
Average Annual Return [Line Items]
Average Annual Return, Percent		7.97%	6.33%	5.86%
MSCI US Broad Market Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Broad Market Index (Gross) (USD)
Average Annual Return, Percent		26.14%	15.33%	14.69%
MSCI ACWI ex-USA IMI (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI (Net) (USD)
Average Annual Return, Percent		17.78%	7.63%	7.24%
MSCI ACWI IMI (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Net) (USD)
Average Annual Return, Percent		22.62%	11.82%	11.26%
MSCI ACWI IMI (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Net) (USD)
Average Annual Return, Percent		22.62%	11.82%	11.26%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent		7.30%	(0.04%)	1.90%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent		6.09%	1.02%	2.58%
Bloomberg Global Aggregate Hedged Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Hedged Index
Average Annual Return, Percent		7.48%	0.24%	2.09%
MSCI ACWI IMI (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Net) (USD)
Average Annual Return, Percent		22.62%	11.82%	11.26%